May 5, 2003

Securities and Exchange Commission

Filing Desk

450 Fifth Street, N.W.

Washington, D. C. 20549

RE:	TFLIC Separate Account B
Vanguard Variable Annuity – Group (333-65151)
Certification Pursuant to Rule 497(j) under the Securities Act of 1933

Dear Sir or Madam:

In lieu of filing the form of prospectus and statement of additional information for TFLIC Separate Account B, formerly AUSA Life Insurance Company, Inc. Separate Account B – Vanguard Variable Annuity – Group (the “Registrant”), pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Registrant, certifies that:

1.	the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in post-effective amendment no. 10 to the Registrant’s registration statement on Form N-4, and

2.	the text of the Registrant’s registration statement on Form N-4 was submitted for filing with the Securities and Exchange Commission electronically via EDGAR transmission on May 1, 2003.

If you have any questions or need additional information, please contact me at (319) 398-8969.

TFLIC SEPARATE ACCOUNT B (REGISTRANT)

By: Transamerica Financial Life Insurance Company

/s/  Brenda D. Sneed

Brenda D. Sneed

Assistant General Counsel, FMG